Taxation - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets [Abstract]
Pensions and stock options	$ 9	$ 19
Provisions	16	20
Net operating losses carried forward	265	291
Other	2	3
Gross deferred tax asset	292	333
Valuation allowance related to net operating losses carried forward	(211)	(280)	$ (115)
Net deferred tax asset	81	53
Deferred Tax Liability [Abstract]
Property, plant and equipment	98	60
Unremitted Earnings of Subsidiaries	38	0
Foreign exchange	0	7
Gross deferred tax liability	136	67
Net deferred tax	(55)	(14)
Net deferred taxes, classified [Abstract]
Deferred tax asset	81	53
Deferred tax liability	$ (136)	$ (67)